Investments	9 Months Ended
Sep. 30, 2019
Investments Schedule [Abstract]
Investments

(4)         Investments

As of September 30, 2019, we held investments in commercial paper, bonds, money market accounts, mutual funds and equity securities that are required to be measured for disclosure purposes at fair value on a recurring basis. The commercial paper and bonds are considered held-to-maturity and are recorded at amortized cost in the accompanying consolidated balance sheet. The money market accounts, equity securities and mutual funds are recorded at fair value in the accompanying consolidated balance sheet. These investments are considered Level 1 or Level 2 as detailed in the table below.  We consider as current assets those investments which will mature in the next 12 months including interest receivable on the long-term bonds. The remaining investments are considered non-current assets including our investment in equity securities we intend to hold longer than 12 months. The fair values of these investments were estimated using recently executed transactions and market price quotations.

The amortized cost and fair value of our investments, and the related gross unrealized gains and losses, were as follows as of the dates shown below (in thousands):

			Gross Unrealized
	Level	Cost	Gains	Losses	Fair Value
As of September 30, 2019:
Money market	1	55,445	$--	$--	$55,445
Commercial paper	2	6,138	$--	$--	$6,138
Bonds	2	30,650	$142	$--	$30,792
Mutual funds	1	949	$34	$--	$983
Equity investments	2	5,675	$--	$(2,711)	$2,964

As of December 31, 2018:
Money market	1	12,319	$--	$--	$12,319
Commercial paper	2	4,393	$--	$--	$4,393
Bonds	2	25,922	$--	$(211)	$25,711
Mutual funds	1	795	$--	$(121)	$674
Equity investments	2	5,675	$--	$(2,814)	$2,861

The above long-term bonds represent investments in various issuers at September 30, 2019.

The commercial paper has maturities from less than a month to 5 months. The bonds have maturities from less than a month to 37 months.